Science and Technology Fund Expense Example - Science and Technology Fund - None	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 93
Expense Example, with Redemption, 3 Years	301
Expense Example, with Redemption, 5 Years	526
Expense Example, with Redemption, 10 Years	$ 1,173